Note 9 - Business Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note I – Business Segment Information

The Company operates in one business segment comprising the design, manufacture and sale of pumps and pump systems. The Company’s products are used in water, wastewater, construction, industrial, petroleum, original equipment, agriculture, fire protection, heating, ventilation and air conditioning (HVAC), military and other liquid-handling applications.

The pumps and pump systems are marketed in the United States and worldwide through a network of more than 1,000 distributors, through manufacturers’ representatives (for sales to many original equipment manufacturers), through third-party distributor catalogs and by direct sales. International sales are made primarily through foreign distributors and representatives.

The Company sells to nearly 150 countries around the world. Company sales, determined by customer location were:

	2014	%	2013	%	2012	%
United States	$298,338	69	$257,038	66	$239,153	64
Foreign countries	136,587	31	134,627	34	136,538	36
Total	$434,925	100	$391,665	100	$375,691	100

Net sales from external customers by product category are:

	2014	2013	2012
Pumps and pump systems	$379,626	$336,779	$318,235
Repairs of pumps and pump systems and other	55,299	54,886	57,456
Total	$434,925	$391,665	$375,691

As of December 31, 2014 and 2013, 95% and 96% of the Company’s long-lived assets were located in the United States, respectively.